DEAN WITTER FINANCIAL SERVICES TRUST
Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS November 30, 1997

DEAR SHAREHOLDER:

The six-month period ended November 30, 1997, was a volatile one for the stock market, with the Dow Jones Industrial Average experiencing its largest one-day point drop in history of 554 points on Monday, October 27. Yet overall the period was positive for the market and the Dow ended the six months with a gain of 12.6 percent and the Standard & Poor's 500 Composite Stock Price Index gained
13.6 percent.

Financial stocks fared even better with the Standard & Poor's Financial Index gaining 19.3 percent for the period. Within this segment of the market, the brokerage index was the best performing subsegment, increasing 39.0 percent as many investment banks, both public and private, were acquired. The savings and loan index was the second best-performing subsegment and returned a strong 30.0 percent. Next, was the bank index, which increased 19.9 percent as consolidation continued with deal valuations reaching new heights of over five times book value. The laggard of the group was the insurance index, up 13.6 percent. This was mainly due to a number of insurers announcing disappointing third quarter results.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six months ended November 30, 1997, Dean Witter Financial Services Trust Class B returned 25.67 percent versus 13.6 percent for the Standard & Poor's 500 Composite Stock Price Index and 21.96 percent for the Lipper Financial Services Funds Index. Since its inception on February 26, 1997, Dean Witter Financial Services Trust Class B is number 7 of 30 funds (top 23 percent) in the Lipper Financial Services Funds category.

Dean Witter Financial Services Trust has been well positioned to benefit from consolidation in the financial services industry. The Fund's heaviest overweighting during most of the first half of the fiscal year was in brokerages, as they are a relatively scarce asset for those banks and insurance companies wanting to add to their expertise in wealth management, distribution and investment banking.

We eliminated money center banks in November, as earnings increases for these banks may be less robust in 1998, given the disruption in the emerging markets. We were market weighted in regional banks for most

DEAN WITTER FINANCIAL SERVICES TRUST
of the first half and used the Fund's gains from the brokerage stocks to increase our exposure to the regionals, mainly in the southeastern United States where there is strong economic growth and good opportunity for consolidation.

We have been and continue to be underweighted in insurance stocks as competition, particularly on the commercial side, remains fierce. Also, consolidation savings are smaller in the insurance industry than in banking. Insurers can typically eliminate 10 to 20 percent of costs in a merger with experts such as Travelers Group, Inc. often eliminating one-third of costs. In banking, cost savings are typically 40 to 60 percent.

OUTLOOK

We continue to believe that the Fund's focus on those sectors of financial services that are best positioned to benefit from consolidation, deregulation and technology will serve it well. Over the near term, slowing global growth may actually benefit financial-services stocks by producing a benign interest-rate environment. We continue to expect low double-digit earnings growth for financial stocks in 1998, although it is late in the credit cycle and companies are clearly stretching to maintain their growth at this point.

We continue to believe that consolidation announcements may accelerate, as companies may want to finish integrating mergers by the beginning of 1999 in order to focus on the critical testing of computer systems for the Year 2000. Consolidation has clearly accelerated in Europe recently, as many banks and insurers position for the European Monetary Union (EMU). Once these integration activities are completed, alliances and mergers to obtain global reach may occur.

We appreciate your support of the Dean Witter Financial Services Trust and look forward to continuing to serve your investment needs and objectives.

Sincerely,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER FINANCIAL SERVICES TRUST

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited)

NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
              COMMON STOCKS (87.4%)
              Annuities (3.8%)
  20,000      Hartford Financial Services
               Group Inc. .................    $  1,675,000
  25,400      Hartford Life, Inc. (Class
               A)..........................         974,725
  35,000      Lincoln National Corp. ......       2,498,125
  70,000      Nationwide Financial
               Services, Inc. (Class A)....       2,393,125
  55,000      SunAmerica, Inc. ............       2,227,500
                                               ------------
                                                  9,768,475
                                               ------------
              Asset Management (2.2%)
 100,000      Affiliated Managers Group,
               Inc.*.......................       2,500,000
  18,000      Franklin Resources, Inc. ....       1,617,750
  23,000      Price (T. Rowe) Associates,
               Inc. .......................       1,495,000
                                               ------------
                                                  5,612,750
                                               ------------

              Banks - Foreign (0.9%)
 840,000      Credito Italiano SPA
               (Italy).....................       2,296,528
                                               ------------

              Banks - Midwest (8.5%)
  24,000      Comerica, Inc. ..............       2,044,500
  35,000      Fifth Third Bancorp. ........       2,445,625
  32,000      First Chicago NBD Corp. .....       2,504,000
  18,000      Firstar Corp. ...............         702,000
  40,000      National City Corp. .........       2,670,000
 170,000      Norwest Corp. ...............       6,364,375
  17,000      Old Kent Financial Corp. ....       1,149,625
  65,000      TCF Financial Corp. .........       3,843,125
                                               ------------
                                                 21,723,250
                                               ------------
              Banks - Money Center (0.2%)
   9,000      NationsBank Corp. ...........         540,562
                                               ------------

              Banks - Northeast (7.3%)
  65,000      Bank of New York Co., Inc. ..       3,493,750
  17,000      CoreStates Financial Corp. ..       1,314,312
  46,000      Mellon Bank Corp. ...........       2,607,625
  92,000      North Fork Bancorporation,
               Inc. .......................       2,794,500
  23,500      PNC Bank Corp. ..............       1,264,594
  72,000      State Street Corp. ..........       4,284,000
  60,000      Summit Bancorp...............       2,797,500
   5,000      Wilmington Trust Corp. ......         290,000
                                               ------------
                                                 18,846,281
                                               ------------
              Banks - Southeast (15.7%)
  48,000      AmSouth Bancorportion........       2,499,000
  30,000      Barnett Banks, Inc. .........       2,111,250
  79,000      Compass Bancshares Inc. .....       3,155,062
  50,000      Crestar Financial Corp. .....       2,568,750

  50,000      First American Corp. ........    $  2,462,500
  70,500      First of America Bank Corp...       4,141,875
  42,000      First Tennessee National
               Corp. ......................       2,496,375
  70,000      First Union Corp. ...........       3,412,500
  53,000      First Virginia Banks, Inc. ..       2,534,062
 140,000      Hibernia Corp. (Class A).....       2,537,500
  50,000      Mercantile Bancorporation,
               Inc.........................       2,600,000
  72,000      National Commerce
               Bancorporation..............       2,133,000
  46,000      Provident Bankshares Corp. ..       2,714,000
  42,000      Southtrust Corp. ............       2,289,000
  41,000      Union Planters Corp. ........       2,531,750
                                               ------------
                                                 40,186,624
                                               ------------
              Banks - West (6.4%)
  60,000      City National Corp. .........       1,950,000
  77,500      First Security Corp. ........       2,625,312
  28,000      Imperial Bancorp.*...........       1,307,250
  30,000      U.S. Bancorp.................       3,226,875
   9,000      Wells Fargo & Co. ...........       2,765,250
  25,000      Westamerica Bancorporation...       2,281,250
  55,000      Zions Bancorporation.........       2,206,875
                                               ------------
                                                 16,362,812
                                               ------------
              Brokerage (10.0%)
  28,000      Bear Stearns Companies,
               Inc. .......................       1,162,000
  87,500      Edwards (A.G.), Inc. ........       2,964,062
  15,000      Everen Capital Corp. ........         598,125
  45,300      Hambrecht & Quist Group,
               Inc.*.......................       1,738,387
  34,600      Legg Mason, Inc. ............       1,673,775
  36,000      Lehman Brothers Holdings,
               Inc. .......................       1,820,250
  25,000      McDonald & Co. Investments,
               Inc. .......................         673,438
  42,000      Merrill Lynch & Co., Inc. ...       2,947,875
  57,000      Morgan Keegan, Inc. .........       1,143,563
  48,000      Paine Webber Group, Inc. ....       1,614,000
  36,000      Raymond James Financial,
               Inc. .......................       1,284,750
  84,500      Schwab (CHARLES) Corp. ......       3,258,531
  93,000      Travelers Group, Inc. .......       4,696,500
                                               ------------
                                                 25,575,256
                                               ------------
              Credit Card (2.5%)
  44,700      American Express Co. ........       3,525,713
  65,000      Providian Financial Corp. ...       2,864,063
                                               ------------
                                                  6,389,776
                                               ------------
              Disability Insurance (1.8%)
  70,000      Provident Companies, Inc. ...       2,296,875
  48,000      UNUM Corp. ..................       2,277,000
                                               ------------
                                                  4,573,875
                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FINANCIAL SERVICES TRUST

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited) continued

NUMBER OF
 SHARES                                           VALUE
              Financial Services (4.5%)
  50,000      Associates First Capital
               Corp. (Class A).............    $  3,212,500
  60,000      Automatic Data Processing,
               Inc. .......................       3,375,000
  37,000      General Electric Co. ........       2,728,750
  92,000      Ocwen Financial Corp.*.......       2,231,000
                                               ------------
                                                 11,547,250
                                               ------------
              Insurance Brokers (1.0%)
  28,000      Marsh & McLennan Companies,
               Inc. .......................       2,084,250
  10,000      Poe & Brown, Inc. ...........         407,500
                                               ------------
                                                  2,491,750
                                               ------------
              Insurance - Foreign (1.0%)
  30,000      Aegon N.V. (ADR)
               (Netherlands)...............       2,550,000
                                               ------------

              Life Insurance (2.3%)
  34,000      Protective Life Corp. .......       1,908,250
  50,000      ReliaStar Financial Corp. ...       1,850,000
  55,000      Torchmark Corp. .............       2,244,688
                                               ------------
                                                  6,002,938
                                               ------------
              Multiline Insurance (2.5%)
  25,000      American International Group,
               Inc. .......................       2,520,313
  84,000      Equitable Companies, Inc. ...       4,005,750
                                               ------------
                                                  6,526,063
                                               ------------
              On Line Trade (2.6%)
  32,000      America Online, Inc.*........       2,416,000
 120,000      Checkfree Corp.*.............       3,127,500
  50,000      E*TRADE Group, Inc.*.........       1,250,000
                                               ------------
                                                  6,793,500
                                               ------------
              Property - Casualty Insurance (0.5%)
  14,000      Allstate Corp. ..............       1,202,250
                                               ------------

              Real Estate Related (5.6%)
  75,000      Fannie Mae...................       3,960,938
  93,000      Freddie Mac..................       3,836,250
  31,100      LaSalle Partners, Inc.*......       1,078,781
  87,000      Security Capital Group,
               Inc. - (Class B)*...........       2,794,875
 120,000      Trammell Crow Co.*...........       2,640,000
                                               ------------
                                                 14,310,844
                                               ------------
              Reinsurers (3.5%)
  20,500      Ace, Ltd. (Bermuda)..........    $  2,034,625
  50,000      Everest Reinsurance Holdings,
               Inc. .......................       1,896,875
  16,500      Exel Limited (Bermuda).......       1,014,750
   9,800      General Re Corp. ............       1,945,300
  39,000      Vesta Insurance Group, Inc. .       2,140,125
                                               ------------
                                                  9,031,675
                                               ------------
              Real Estate Investment Trust (0.3%)
  31,100      American Health Properties,
               Inc. .......................         808,600
                                               ------------

              Specialty Insurance (1.9%)
  30,000      Executive Risk, Inc. ........       1,950,000
 100,000      Mutual Risk Management Ltd.
               (Bermuda)...................       2,793,750
                                               ------------
                                                  4,743,750
                                               ------------
              Technology (0.4%)
  25,000      Vitesse Semiconductor
               Corp.*......................       1,112,500
                                               ------------

              Thrifts - Northeast (0.6%)
  50,000      Dime Bancorp, Inc. ..........       1,212,500
   5,000      GreenPoint Financial Corp. ..         333,125
                                               ------------
                                                  1,545,625
                                               ------------
              Thrifts - West (1.4%)
  20,000      Ahmanson (H.F.) & Co. .......       1,190,000
  40,000      Golden State Bancorp Inc.*...       1,332,500
  17,000      Washington Mutual, Inc. .....       1,170,875
                                               ------------
                                                  3,693,375
                                               ------------

              TOTAL COMMON STOCKS
              (Identified Cost
              $185,745,807)................     224,236,309
                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FINANCIAL SERVICES TRUST

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                         VALUE
-----------------------------------------------------------
              U.S. GOVERNMENT OBLIGATION (9.5%)
 $23,500      U.S. Treasury Bond
               6.375% due 08/15/27
               (Identified Cost
               $24,198,672)................    $ 24,433,655
                                               ------------

              SHORT-TERM INVESTMENTS (3.7%)
              U.S. GOVERNMENT AGENCY (a) (1.6%)
   4,000      Federal Home Loan Banks 5.46%
               due 12/02/97
               (Amortized Cost
               $3,999,393).................       3,999,393
                                               ------------

              REPURCHASE AGREEMENT (2.1%)
   5,537      The Bank of New York 5.375%
               due 12/01/97 (dated
               11/28/97; proceeds
               $5,539,336) (b) (Identified
               Cost $5,536,856)............       5,536,856
                                               ------------

              TOTAL SHORT-TERM INVESTMENTS
              (Identified Cost $9,536,249)...     9,536,249
                                               ------------

                                                  VALUE
TOTAL INVESTMENTS
(Identified Cost
  $219,480,728) (c)................  100.6%     258,206,213

LIABILITIES)IN EXCESS OF
OTHER ASSETS.......................    (0.6)     (1,432,025)
                                       ----    ------------

NET ASSETS.........................  100.0%    $256,774,188
                                     =====     ============


---------------------

 *      Non-income producing security.
ADR     American Depository Receipt.
(a)     Security was purchased on a discount basis. The
        interest rate shown has been adjusted to reflect
        a money market equivalent yield.
(b)     Collateralized by $6,820,483 Government National
        Mortgage Assoc. II ARM 7.00% due 04/20/26 valued
        at $5,647,593.
(c)     The aggregate cost for federal income tax
        purposes approximates identified cost. The
        aggregate gross unrealized appreciation is
        $39,086,765, and the aggregate gross unrealized
        depreciation is $361,280, resulting in net
        unrealized appreciation of $38,725,485.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FINANCIAL SERVICES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value (identified cost $219,480,728)....    $258,206,213
Receivable for:
    Shares of beneficial interest sold................................         854,079
    Interest..........................................................         442,147
    Dividends.........................................................         150,921
Deferred organizational expenses......................................          92,395
Prepaid expenses and other assets.....................................          82,090
                                                                          ------------

    TOTAL ASSETS......................................................     259,827,845
                                                                          ------------

LIABILITIES:
Payable for:
    Investments purchased.............................................       2,503,115
    Plan of distribution fee..........................................         205,125
    Investment management fee.........................................         154,169
    Shares of beneficial interest repurchased.........................          27,789
Organizational expenses...............................................         109,000
Accrued expenses and other payables...................................          54,459
                                                                          ------------

    TOTAL LIABILITIES.................................................       3,053,657
                                                                          ------------

    NET ASSETS........................................................    $256,774,188
                                                                          ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.......................................................    $207,787,418
Net unrealized appreciation...........................................      38,725,485
Net investment loss...................................................        (123,234)
Accumulated undistributed net realized gain...........................      10,384,519
                                                                          ------------

    NET ASSETS........................................................    $256,774,188
                                                                          ============

CLASS A SHARES:
Net Assets............................................................        $712,990
Shares Outstanding (unlimited authorized, $.01 par value).............          56,279

    NET ASSET VALUE PER SHARE.........................................          $12.67
                                                                          ============

    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)..................          $13.37
                                                                          ============

CLASS B SHARES:
Net Assets............................................................    $255,198,256
Shares Outstanding (unlimited authorized, $.01 par value).............      20,205,095

    NET ASSET VALUE PER SHARE.........................................          $12.63
                                                                          ============

CLASS C SHARES:
Net Assets............................................................        $847,256
Shares Outstanding (unlimited authorized, $.01 par value).............          67,051

    NET ASSET VALUE PER SHARE.........................................          $12.64
                                                                          ============

CLASS D SHARES:
Net Assets............................................................         $15,686
Shares Outstanding (unlimited authorized, $.01 par value).............           1,237

    NET ASSET VALUE PER SHARE.........................................          $12.68
                                                                          ============

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FINANCIAL SERVICES TRUST

STATEMENT OF OPERATIONS
For the six months ended November 30, 1997* (unaudited)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $6,805 foreign withholding tax)......................    $ 1,483,061
Interest...............................................................        376,494
                                                                           -----------

    TOTAL INCOME.......................................................      1,859,555
                                                                           -----------

EXPENSES
Plan of distribution fee (Class A shares)..............................            401
Plan of distribution fee (Class B shares)..............................      1,114,556
Plan of distribution fee (Class C shares)..............................          1,835
Investment management fee..............................................        838,529
Transfer agent fees and expenses.......................................        141,185
Registration fees......................................................         75,844
Professional fees......................................................         23,243
Shareholder reports and notices........................................         22,721
Custodian fees.........................................................         13,412
Organizational expenses................................................         10,931
Trustees' fees and expenses............................................          7,046
Other..................................................................            617
                                                                           -----------

    TOTAL EXPENSES.....................................................      2,250,320
                                                                           -----------

    NET INVESTMENT LOSS................................................       (390,765)
                                                                           -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain......................................................     13,640,585
Net change in unrealized appreciation..................................     34,152,814
                                                                           -----------

    NET GAIN...........................................................     47,793,399
                                                                           -----------

NET INCREASE...........................................................    $47,402,634
                                                                           ===========

---------------------

* Class A, Class C and Class D shares were issued July 28, 1997.

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FINANCIAL SERVICES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                                               FOR THE PERIOD
                                                         FOR THE SIX         FEBRUARY 26, 1997*
                                                        MONTHS ENDED              THROUGH
                                                     NOVEMBER 30, 1997**        MAY 31, 1997
-----------------------------------------------------------------------------------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss).....................       $    (390,765)          $    261,857
Net realized gain (loss).........................          13,640,585             (3,256,066)
Net change in unrealized appreciation............          34,152,814              4,572,671
                                                         ------------           ------------

    NET INCREASE.................................          47,402,634              1,578,462
Net increase from transactions in shares of
 beneficial interest.............................          32,720,979            174,972,113
                                                         ------------           ------------

    NET INCREASE.................................          80,123,613            176,550,575

NET ASSETS:
Beginning of period..............................         176,650,575                100,000
                                                         ------------           ------------
    END OF PERIOD
    (Including a net investment loss of $123,234
    and undistributed net investment income of
    $267,531, respectively)......................       $ 256,774,188           $176,650,575
                                                         ============           ============

---------------------

 * Commencement of operations.
** Class A, Class C and Class D shares were issued July 28, 1997.

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FINANCIAL SERVICES TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Financial Services Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of companies in the financial services and financial services related industries. The Fund was organized as a Massachusetts business trust on November 8, 1996 and had no other operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on February 26, 1997. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general

DEAN WITTER FINANCIAL SERVICES TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of

DEAN WITTER FINANCIAL SERVICES TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $109,000 which will be reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder

DEAN WITTER FINANCIAL SERVICES TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $10,430,430 at November 30, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended November 30, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended November 30, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $316,253, and $54, respectively and received approximately $23,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1997 aggregated $142,053,895 and $102,701,404, respectively. Included in the aforementioned are purchases of U.S. Government securities of $31,713,259.

DEAN WITTER FINANCIAL SERVICES TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

For the six months ended November 30, 1997, the Fund incurred brokerage commissions of $48,200 with DWR for portfolio transactions executed on behalf of the Fund.

For the six months ended November 30, 1997, the Fund incurred brokerage commissions of $11,075 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund. At November 30, 1997, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $1,626,965.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $2,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE SIX                      FOR THE PERIOD
                                                                         MONTHS ENDED                    FEBRUARY 26, 1997*
                                                                       NOVEMBER 30, 1997                       THROUGH
                                                                  ---------------------------               MAY 31, 1997
                                                                          (unaudited)                ---------------------------
                                                                    SHARES          AMOUNT             SHARES          AMOUNT
                                                                  ----------     ------------        ----------     ------------
CLASS A SHARES**
Sold..........................................................        57,712     $    690,559                --               --
Repurchased...................................................        (1,433)         (17,637)               --               --
                                                                  ----------     ------------        ----------     ------------
Net increase - Class A........................................        56,279          672,922                --               --
                                                                  ----------     ------------        ----------     ------------
CLASS B SHARES
Sold..........................................................     9,622,497      112,772,596        19,038,217     $188,928,099
Repurchased...................................................    (6,997,654)     (81,547,237)       (1,467,965)     (13,955,986)
                                                                  ----------     ------------        ----------     ------------
Net increase - Class B........................................     2,624,843       31,225,359        17,570,252      174,972,113
                                                                  ----------     ------------        ----------     ------------
CLASS C SHARES**
Sold..........................................................        69,134          833,465                --               --
Repurchased...................................................        (2,083)         (25,558)               --               --
                                                                  ----------     ------------        ----------     ------------
Net increase - Class C........................................        67,051          807,907                --               --
                                                                  ----------     ------------        ----------     ------------
CLASS D SHARES**
Sold..........................................................         1,237           14,791                --               --
                                                                  ----------     ------------        ----------     ------------
Net increase in Fund..........................................     2,749,410     $ 32,720,979        17,570,252     $174,972,113
                                                                  ===========    ==============      ===========    ==============

---------------------
 * Commencement of operations.
** For the period July 28, 1997 (issue date) through November 30, 1997.

DEAN WITTER FINANCIAL SERVICES TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $2,911,000 during fiscal 1997.

As of May 31, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

DEAN WITTER FINANCIAL SERVICES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                         FOR THE SIX            FOR THE PERIOD
                                                                                         MONTHS ENDED         FEBRUARY 26, 1997*
                                                                                         NOVEMBER 30,               THROUGH
                                                                                           1997**++              MAY 31, 1997
   ---------------------------------------------------------------------------------------------------------------------------
                                                                                         (unaudited)
CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period.............................................          $  10.05                $   10.00
                                                                                             ------                   ------

Net investment income (loss).....................................................             (0.02)                    0.01

Net realized and unrealized gain.................................................              2.60                     0.04
                                                                                             ------                   ------

Total from investment operations.................................................              2.58                     0.05
                                                                                             ------                   ------

Net asset value, end of period...................................................          $  12.63                $   10.05
                                                                                             ======                   ======

TOTAL INVESTMENT RETURN+.........................................................             25.67% (1)                0.50%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................................................              2.01% (2)                2.23%(2)

Net investment income (loss).....................................................             (0.35)%(2)                0.64%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........................................          $255,198                 $176,651

Portfolio turnover rate..........................................................                49% (1)                  17%(1)

Average commission rate paid.....................................................           $0.0459                  $0.0573

---------------------

 *     Commencement of operations.
 **    Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++    The per share amounts were computed using an average number of shares outstanding during the period.
 +     Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FINANCIAL SERVICES TRUST

                                                                                                                 FOR THE PERIOD
                                                                                                                 JULY 28, 1997*
                                                                                                                     THROUGH
                                                                                                                  NOVEMBER 30,
                                                                                                                     1997++
   ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (unaudited)

CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................................................................         $ 11.51
                                                                                                                      ------
Net investment income.......................................................................................            0.02
Net realized and unrealized gain............................................................................            1.14
                                                                                                                      ------
Total from investment operations............................................................................            1.16
                                                                                                                      ------
Net asset value, end of period..............................................................................         $ 12.67
                                                                                                                      ======
TOTAL INVESTMENT RETURN+....................................................................................           10.08% (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................................................................            1.28% (2)
Net investment income.......................................................................................            0.47% (2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................................................................            $713
Portfolio turnover rate.....................................................................................              49% (1)
Average commission rate paid................................................................................         $0.0459
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................................................................         $ 11.51
                                                                                                                      ------
Net investment loss.........................................................................................           (0.01)
Net realized and unrealized gain............................................................................            1.14
                                                                                                                      ------
Total from investment operations............................................................................            1.13
                                                                                                                      ------
Net asset value, end of period..............................................................................         $ 12.64
                                                                                                                      ======
TOTAL INVESTMENT RETURN+....................................................................................            9.82% (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................................................................            2.03% (2)
Net investment loss.........................................................................................           (0.29)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................................................................            $847
Portfolio turnover rate.....................................................................................              49% (1)
Average commission rate paid................................................................................         $0.0459

---------------------

 *     The date shares were first issued.
 ++    The per share amounts were computed using an average number of shares outstanding during the period.
 +     Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FINANCIAL SERVICES TRUST

                                                                                                                 FOR THE PERIOD
                                                                                                                 JULY 28, 1997*
                                                                                                                    THROUGH
                                                                                                                  NOVEMBER 30,
                                                                                                                     1997++
   ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  (unaudited)
CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period.......................................................................         $  11.51
                                                                                                                      ------

Net investment income......................................................................................             0.03

Net realized and unrealized gain...........................................................................             1.14
                                                                                                                      ------

Total from investment operations...........................................................................             1.17
                                                                                                                      ------

Net asset value, end of period.............................................................................         $  12.68
                                                                                                                      ======

TOTAL INVESTMENT RETURN+...................................................................................            10.17%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................................................................             1.02%(2)

Net investment income......................................................................................             0.76%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....................................................................              $16

Portfolio turnover rate....................................................................................               49%(1)

Average commission rate paid...............................................................................          $0.0459

---------------------

 *     The date shares were first issued.
 ++    The per share amounts were computed using an average number of shares outstanding during the period.
 +     Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

                      DEAN WITTER FINANCIAL SERVICES TRUST

                              [Graphic Art Design]

                               SEMIANNUAL REPORT
                               NOVEMBER 30, 1997

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Michelle Kaufman
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.